Note 1: Summary of Accounting Principles (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Restricted Cash And Cash Equivalents	$ 35,000,000	$ 37,000,000
Contract Receivable Retainage	172,000,000	154,000,000
Unbilled Contracts Receivable	1,363,000,000	1,060,000,000
Excess Of Replacement Or Current Costs Over Stated LIFO Value	139,000,000	144,000,000
Finite-Lived Intangible Assets [Line Items]
Adjustments To Assets Measured At Fair Value On Non-Recurring Basis	168,000,000	66,000,000
Asset Retirement Obligation	174,000,000	164,000,000
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross	2,000,000,000
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Provision for Loss on Contracts	157,000,000
Clipper Windpower [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Disposal Group Including Discontinued Operation Pretax Goodwill Impairment	590,000,000
Pratt and Whitney Rocketdyne [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Disposal Group Including Discontinued Operation Pretax Goodwill Impairment	360,000,000
UTC Power [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Disposal Group Including Discontinued Operation Pretax Net Asset Impairment	179,000,000
Royalty Agreement Terms [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned	$ 450,000,000
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	25 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	3 years
Service portfolios [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	30 years
Service portfolios [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	5 years
Patents and trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	40 years
Patents and trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	3 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	32 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	2 years
Collaboration Asset [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	30 years